Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 15,250	$ 13,505
Accumulated depreciation	(11,580)	(9,384)
Property, Plant and equipment, net	3,670	4,121
Depreciation	2,190	1,911	$ 1,616
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	12,150	10,531
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	725	665
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,375	$ 2,309